Cover	Nov. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2024
Entity Registrant Name	INFINERA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33486
Entity Tax Identification Number	77-0560433
Entity Address, Address Line One	6373 San Ignacio Ave
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	408
Local Phone Number	572-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001138639
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	INFN
Security Exchange Name	NASDAQ